Provisions and other liabilities	12 Months Ended
Dec. 31, 2021
Provisions and other liabilities [Abstract]
Provisions and other liabilities
22. Provisions and other liabilities

	December 31,
	2021	2020
	US$’000	US$’000
Non-current liabilities
Provisions and other liabilities	—	21,382
Leases due greater than 1 year	4,049	4,569
	4,049	25,951
Current liabilities
Provisions and other liabilities	6,000	9,976
Leases due less than 1 year	1,545	963
	7,545	10,939
Total provisions and other liabilities	11,594	36,890

Refer to Note 25, Commitments and contingencies for further details on provisions.
The Group leases various offices, equipment, vehicles and a production facility. Refer to Note 7, Operating loss for the year, for the lease expense on leases not recognized as a lease liability (short term leases, leases with an expected term of 12 months or less, or for leases of low value assets) and Note 24, Fair value measurement and financial risk management, for further details on lease commitments.

	2021	2020
	US$’000	US$’000
Changes in lease liabilities from financing activities:
At January 1	5,532	1,624
Adoption of IFRS 16	—	—
Cash-flows
Payment of leases	(1,215)	(1,119)
Non-cash
Acquired lease assets	—	—
New leases	1,077	4,420
Interest expense	558	335
Foreign exchange movement	(358)	272
At December 31	5,594	5,532